Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventory
The following table provides the components of inventories and the estimated recoverable gold ounces therein (in thousands, except ounces):

	December 31, 2020		December 31, 2019
	Amount	Gold Ounces	Amount	Gold Ounces
Materials and supplies	$6,449	—	$2,559	—
Merrill-Crowe process plant	4,810	2,587	1,004	691
Carbon-in-column	299	166	478	474
Finished good (doré)	1,309	710	412	278
Total	$12,867	3,463	$4,453	1,443

Schedule of inventory, Ore on leach pads
The following table summarizes Ore on leach pads and the estimated recoverable gold ounces therein (in thousands, except ounces):

	December 31, 2020		December 31, 2019
	Amount	Gold Ounces	Amount	Gold Ounces
Ore on leach pads, current	$38,041	21,869	$22,062	17,019
Ore on leach pads, non-current	7,243	4,164	—	—
Total	$45,284	26,033	$22,062	17,019